Loss per share - Summary of Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Loss	£ (163,628)	£ (34,844)	£ (32,029)
Weighted shares number	338,953,141,000	89,424,476,000	71,144,786,000
Loss per share	£ (0.48)	£ (0.39)	£ (0.45)